7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Details
Income Tax Expense (Benefit)	$ 800	$ 800